________________________________________________________________________________

                                  SCM STRATEGIC
                                   GROWTH FUND
________________________________________________________________________________

                      a series of the SCM Investment Trust




                               Semi-Annual Report


                     FOR THE PERIOD ENDED NOVEMBER 30, 2000




                               INVESTMENT ADVISOR
                        Shanklin Capital Management, Inc.
                               1420 Osborne Street
                                    Suite B16
                            Humboldt, Tennessee 38343
                                 1-901-784-4444


                            SCM STRATEGIC GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


                    This report and the financial statements
                    contained  herein are  submitted for the
                    general  information of the shareholders
                    of  the   fund.   This   report  is  not
                    authorized    for     distribution    to
                    prospective investors in the Fund unless
                    preceded or  accompanied by an effective
                    prospectus.  Mutual  fund shares are not
                    deposits   or    obligations    of,   or
                    guaranteed     by,    any     depository
                    institution.  Shares are not  insured by
                    the FDIC,  Federal  Reserve Board or any
                    other   agency,   and  are   subject  to
                    investment  risks,   including  possible
                    loss  of  principal   amount   invested.
                    Neither   the   fund   nor  the   fund's
                    distributor is a bank.

                    For more information about SCM Strategic
                    Growth  Fund,   including   charges  and
                    expenses,  call  the  fund  for  a  free
                    prospectus.    You   should   read   the
                    prospectus carefully before you invest or send money.

                                                                       SCM FUNDS

Dear Fellow Shareholders:

We are pleased to provide you with this semi-annual report for the SCM Strategic Growth Fund for the six-month period beginning June 1st and ending November 30th, 2000. Over this period, your Fund produced a total return of -11.12%. By December 31st, the Fund had appreciated by 7.10% to close at $9.74. However, in its second full calendar year the Fund finished 9.91% lower.

Comparisons to the Fund's new benchmark, the Wilshire 5000 index -- considered the best measure of the entire US equity market, and new peer group, the Lipper Multi-Cap Core Fund Index, are presented below. Going forward we consider these two comparative groups as better representatives of our investment style. Both embody large-, mid-, and small-cap companies and typically invest in stocks only. Although we intend to never invest more than ninety-five (95) percent of the Fund's total net assets in equities, we expect to consistently allocate the largest portion of net assets to stocks of varied market capitalizations. The former benchmark and peer group are also included in this report for comparative purposes.

                                                       Six-Month Return ending      Annual Return ending
                                                          November 30, 2000          December 31, 2000
                                                          -----------------          -----------------
SCM Strategic Growth Fund                                      -11.12%                     -9.91%
Wilshire 5000 Index (New Benchmark)                             -7.8%                     -10.89%
Russell 3000 Index (Old Benchmark)                              -5.62%                     -7.46%
Lipper Multi-Cap Core Fund Index (New Peer Group)               -5.22%                     -3.34%
Lipper Flexible Portfolio Fund Index (Old Peer Group)           -1.27%                     -0.64%



WELCOME 2001 -- GOOD RIDDANCE 2000
----------------------------------

The year 2000 was one of the most tumultuous years the stock markets have ever seen. The good news is that the market's performance is unlikely to repeat itself for another generation. Last year began strong with investors on a buying frenzy. Then the Federal Reserve's six interest rate hikes began to take its toll and the word "slowdown" entered our vernacular. In mid-April, just a little more than a month after the Nasdaq reached its all-time high, investors began to fear that valuations of stocks -- especially those in the rapidly growing technology sector -- were unsustainable. Continuing inflation fears, a slowing economy and slowing corporate profits contributed to the sell-off that lasted until the end of 2000.

Initial public offerings also slowed in 2000. While 1999 will be remembered for dot-com mania, 2000 will be remembered for the dot-com demise. Many dot-com companies that had recently gone public found they could no longer turn to the equity markets for funding. Many suddenly ran out of money and had to lay off workers. While they did not suffer the same fate, many other tech bellwethers such as Microsoft, Intel and Apple Computer warned that corporate profits would not meet analysts' expectations because of slack consumer demand. Adding to the sell-off that resulted were margin calls by brokerage firms, which forced some investors to sell stocks to cover their losses.

The markets tried to rally in the summer but fell short. Conditions only worsened. From its high above 5000 in March, the Nasdaq composite fell below 3000 by mid-November. The finalization of the presidential election did not give stocks the boost that most had hoped. During December, stocks were battered down on the news of weak holiday sales, higher energy prices, a slowing economy and falling earnings growth rates. It was more than many investors could stand. Fed watchers had hoped that Greenspan & Co. would cut interest rates at its December meeting. While the Fed did shift its official position to easing of interest rates, it did not come through with an actual rate cut until January 3rd. The Fed's aggressive move -- cutting 50 basis points -- is a clear indication that the Fed is willing to help as much as it can to avoid a recession.

On the last trading day of the year, the Nasdaq Composite fell another 3.4% to 2470.52. This left the index down 39% from the beginning of the year, making it the third biggest loss for any major index ever. The only worse index performances were in 1931 when the Dow Jones Industrial Average fell 52.67% and the S&P 500 slid 47.40%. The year 2000 was the worst year for the Nasdaq since it was created in 1971, giving back almost all of 1999's record 86% increase. The index's high-to-low 54% plunge represented a loss in excess of $3 trillion. Meanwhile, the Dow Jones industrial Average finished the year down 6.18% and was the worst year since 1981 when the industrial average fell 9.23%. The S&P 500 was down 10.14% in 2000 -- its worst since 1977 when the index was down 11.50%.

We expect the selling pressure to abate before too long. Alan Greenspan has already signaled a change of attitude which should see increasing monetary accommodation as the winter wears on. This will encourage a more positive mindset among investors and businessmen. History suggests that growth stocks do well going into a lower interest rate environment. Furthermore, the Bush administration will place a tax cut high on its priority list. Subsequent interest rate reductions coupled with lower taxes will likely boost consumer confidence, which dropped dramatically in the second half of 2000. With personal consumption making up two thirds of the GDP, consumer confidence and the psychological aspects of strong capital markets will contribute greatly to an economic recovery. Moreover, in traditional fashion, the stock market will discount an accelerating economy well before the supporting evidence. We may even look back at year-end 2000 as one of the best buying opportunities of the past decade. We strongly believe that our portfolio is well positioned for 2001, whether the economic slowdown plays out as a temporary hard landing, or a more sustained growth recession.

The bottom line is that 2000 was bad by almost any measure. While the Fund compared favorably to the Nasdaq and S&P 500, we realize that the net asset value is down substantially from earlier highs. However, we remain confident in the future prospects for the stock market, in general, and our portfolio holdings, in particular.

We are especially grateful for the opportunity to invest your capital and will be working diligently on your behalf to achieve satisfying long-term investment results.

Sincerely,


/s/ Dan Shanklin                            /s/ Tim Shanklin

Dan Shanklin                                Tim Shanklin
Chairman                                    Portfolio Manager


                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                        Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 94.79%

       Chemicals - 3.62%
          (a) Cytec Industries Inc. ....................................................                 5,700           $   197,006
              Dow Chemical Company .....................................................                 6,300               192,544
                                                                                                                         -----------
                                                                                                                             389,550
                                                                                                                         -----------
       Commercial Services - 5.05%
          (a) Concord EFS, Inc. ........................................................                 8,415               367,104
          (a) Convergys Corporation ....................................................                 4,200               176,663
                                                                                                                         -----------
                                                                                                                             543,767
                                                                                                                         -----------
       Computer Hardware & Software - 1.70%
          (a) MICROS Systems, Inc. .....................................................                 8,700               182,700
          (a) VERITAS Software Corporation .............................................                     1                    58
                                                                                                                         -----------
                                                                                                                             182,758
                                                                                                                         -----------
       Computer Software & Services - 7.84%
          (a) Acxiom Corporation .......................................................                 6,915               248,940
          (a) DST Systems, Inc. ........................................................                 3,200               228,600
          (a) The InterCept Group, Inc. ................................................                 7,000               156,625
              National Data Corporation ................................................                 6,400               209,600
                                                                                                                         -----------
                                                                                                                             843,765
                                                                                                                         -----------
       Computers - 1.38%
              EMC Corporation ..........................................................                 2,000               148,625
                                                                                                                         -----------

       Diversified Operations - 1.76%
              Minnesota Mining and Manufacturing Company ...............................                 1,900               188,931
                                                                                                                         -----------

       Electronics - 1.64%
          (a) Telxon Corporation .......................................................                 8,800               176,000
                                                                                                                         -----------

       Electronics - Semiconductors - 1.63%
              Intel Corporation ........................................................                 4,600               175,087
                                                                                                                         -----------

       Environmental Control - 2.00%
              Waste Management, Inc. ...................................................                 9,000               215,438
                                                                                                                         -----------

       Financial - Banks, Money Center - 4.00%
              Cumberland Bancorp, Inc. .................................................                20,000               210,000
              National Commerce Bancorporation .........................................                10,000               220,000
                                                                                                                         -----------
                                                                                                                             430,000
                                                                                                                         -----------
       Financial Services - 3.73%
              TCF Financial Corporation ................................................                 5,000               202,813
              U.S. Bancorp .............................................................                 8,200               198,337
                                                                                                                         -----------
                                                                                                                             401,150
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                        Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Food - Wholesale - 1.92%
              Earthgrains Company ....................................................                   9,100           $   206,456
                                                                                                                         -----------

       Homebuilders - 4.15%
              Centex Corporation .....................................................                   6,500               229,938
              Lennar Corporation .....................................................                   6,800               216,750
                                                                                                                         -----------
                                                                                                                             446,688
                                                                                                                         -----------
       Household Products & Housewares - 1.81%
              Maytag Corporation .....................................................                   6,800               194,650
                                                                                                                         -----------

       Industrial Materials - Specialty - 3.46%
              Engelhard Corporation ..................................................                   9,400               185,062
          (a) SPS Technologies, Inc. .................................................                   3,800               187,388
                                                                                                                         -----------
                                                                                                                             372,450
                                                                                                                         -----------
       Insurance - Property & Casualty - 1.86%
              Zenith National Insurance Corp. ........................................                   8,100               200,475
                                                                                                                         -----------

       Lodging - 1.85%
              Marriott International, Inc. ...........................................                   4,800               198,900
                                                                                                                         -----------

       Medical - Biotechnology - 1.79%
              Analogic Corporation ...................................................                   5,500               192,844
                                                                                                                         -----------

       Medical Supplies - 7.96%
              Biomet, Inc. ...........................................................                   5,600               207,200
              C.R. Bard, Inc. ........................................................                   4,500               221,625
              Stryker Corporation ....................................................                   4,000               213,250
          (a) Sybron International Corporation .......................................                   7,900               214,288
                                                                                                                         -----------
                                                                                                                             856,363
                                                                                                                         -----------
       Metal Fabrication & Hardware - 1.91%
              Carpenter Technology Corporation .......................................                   6,200               205,762
                                                                                                                         -----------

       Oil & Gas - Domestic - 1.30%
          (a) Patterson Energy, Inc. .................................................                   6,000               139,875
                                                                                                                         -----------

       Oil & Gas - International - 3.60%
              Amerada Hess Corporation ...............................................                   3,100               189,875
              Exxon Mobil Corporation ................................................                   2,240               197,120
                                                                                                                         -----------
                                                                                                                             386,995
                                                                                                                         -----------
       Pharmaceuticals - 1.68%
          (a) Regeneron Pharmaceuticals, Inc. ........................................                   7,400               180,375
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                        Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Restaurants & Food Service - 3.74%
          (a) Jack in the Box Inc. ...................................................                   7,800           $   210,600
              McDonald's Corporation .................................................                   6,000               191,250
                                                                                                                         -----------
                                                                                                                             401,850
                                                                                                                         -----------
       Retail - Department Stores - 1.85%
              May Department Stores Company ..........................................                   7,100               199,244
                                                                                                                         -----------

       Retail - Grocery - 1.97%
          (a) Safeway Inc. ...........................................................                   3,600               212,175
                                                                                                                         -----------

       Retail - Specialty Line - 1.13%
          (a) Ultimate Electronics, Inc. .............................................                   4,500               122,063
                                                                                                                         -----------

       Telecommunications - 6.43%
              ALLTEL Corporation .....................................................                   3,100               189,875
          (a) Finisar Corporation ....................................................                   5,000               116,562
          (a) L-3 Communications Holdings, Inc. ......................................                   3,000               193,875
          (a) Tellabs, Inc. ..........................................................                   3,600               190,800
                                                                                                                         -----------
                                                                                                                             691,112
                                                                                                                         -----------
       Telecommunications - Equipment - 1.52%
          (a) Comverse Technology, Inc. ..............................................                   1,900               163,756
                                                                                                                         -----------

       Transportation - Air - 3.27%
              Southwest Airlines Co. .................................................                  11,150               351,922
                                                                                                                         -----------

       Transportation - Miscellaneous - 1.93%
          (a) Sabre Holdings Corporation .............................................                   5,800               206,988
                                                                                                                         -----------

       Transportation - Rail - 1.78%
              Union Pacific Corporation ..............................................                   4,100               190,650
                                                                                                                         -----------

       Trucking & Leasing - 1.63%
              Roadway Express, Inc. ..................................................                   9,000               174,937
                                                                                                                         -----------

       Utilities - 1.90%
              Northeast Utilities ....................................................                   9,500               204,844
                                                                                                                         -----------

              Total Common Stocks (Cost $10,071,961) .........................................................            10,196,445
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                        Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.58%

       Evergreen Money Market Treasury Institutional Money
              Market Fund Institutional Service Shares ...............................                 519,678           $   519,678
       Evergreen Money Market Treasury Institutional Treasury
              Money Market Fund Institutional Service Shares .........................                 510,442               510,442
                                                                                                                         -----------

              Total Investment Companies (Cost $1,030,120) ...................................................             1,030,120
                                                                                                                         -----------


Total Value of Investments (Cost $11,102,081 (b)) ....................................                  104.37 %        $11,226,565
Liabilities In Excess of Other Assets ................................................                   (4.37)%           (469,549)
                                                                                                        ------          ------------
       Net Assets ....................................................................                  100.00 %        $10,757,016
                                                                                                        ======          ===========



         (a)  Non-income producing investment.

         (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation
              (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

              Unrealized appreciation ........................................................................          $   758,349
              Unrealized depreciation ........................................................................             (633,865)
                                                                                                                        -----------

                          Net unrealized appreciation ........................................................          $   124,484
                                                                                                                        ===========






















See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2000
                                                             (Unaudited)


ASSETS
     Investments, at value (cost $11,102,081) .........................................................                $ 11,226,565
     Cash .............................................................................................                         336
     Income receivable ................................................................................                       9,478
     Receivable for investments sold ..................................................................                     512,610
     Deferred organization expenses, net (note 3) .....................................................                      13,896
     Other assets .....................................................................................                         220
                                                                                                                       ------------

         Total assets .................................................................................                  11,763,105
                                                                                                                       ------------

LIABILITIES
     Accrued expenses .................................................................................                       7,163
     Payable for investment purchases .................................................................                     998,670
     Other liabilities ................................................................................                         256
                                                                                                                       ------------

         Total liabilities ............................................................................                   1,006,089
                                                                                                                       ------------

NET ASSETS
     (applicable to 1,181,027 shares outstanding; unlimited
      shares of no par value beneficial interest authorized) ..........................................                $ 10,757,016
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
     ($10,757,016 / 1,181,027 shares) .................................................................                $       9.11
                                                                                                                       ============

NET ASSETS CONSIST OF
     Paid-in capital ..................................................................................                $ 11,233,278
     Undistributed net investment income ..............................................................                       4,921
     Accumulated net realized loss on investments .....................................................                    (605,667)
     Net unrealized appreciation on investments .......................................................                     124,484
                                                                                                                       ------------
                                                                                                                       $ 10,757,016
                                                                                                                       ============












See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 2000
                                                             (Unaudited)



NET INVESTMENT LOSS

      Income
           Interest ......................................................................................              $    26,437
           Dividends .....................................................................................                   54,346
           Miscellaneous .................................................................................                      175
                                                                                                                        -----------

                Total income .............................................................................                   80,958
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   51,064
           Fund administration fees (note 2) .............................................................                    9,011
           Custody fees ..................................................................................                    3,885
           Registration and filing administration fees (note 2) ..........................................                      375
           Fund accounting fees (note 2) .................................................................                   12,000
           Audit fees ....................................................................................                    5,379
           Legal fees ....................................................................................                    1,342
           Securities pricing fees .......................................................................                    1,672
           Shareholder recordkeeping fees ................................................................                    4,500
           Shareholder servicing expenses ................................................................                    2,093
           Registration and filing expenses ..............................................................                    1,003
           Printing expenses .............................................................................                    1,003
           Amortization of deferred organization expenses (note 3) .......................................                    2,706
           Trustee fees and meeting expenses .............................................................                      802
           Other operating expenses ......................................................................                    2,602
                                                                                                                        -----------

                Total expenses ...........................................................................                   99,437
                                                                                                                        -----------

                Less investment advisory fees waived (note 2) ............................................                   (3,346)
                                                                                                                        -----------

                Net expenses .............................................................................                   96,091
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (15,133)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  128,353
      Decrease in unrealized appreciation on investments .................................................               (1,491,125)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (1,362,772)
                                                                                                                        -----------

                Net decrease in net assets resulting from operations .....................................              $(1,377,905)
                                                                                                                        ===========






See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  November 30,            May 31,
                                                                                                    2000 (a)               2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment (loss) income .......................................                     $   (15,133)         $    22,662
          Net realized gain (loss) from investment transactions ..............                         128,353             (322,126)
          (Decrease) increase in unrealized appreciation on investments ......                      (1,491,125)             298,798
                                                                                                   -----------          -----------

              Net decrease in net assets resulting from operations ...........                      (1,377,905)                (666)
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net investment income ..............................................                               0               (9,538)
                                                                                                   -----------          -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (b)                       1,971,693            1,566,857
                                                                                                   -----------          -----------

                      Total increase in net assets ...........................                         593,788            1,556,653

NET ASSETS

     Beginning of period .....................................................                      10,163,228            8,606,575
                                                                                                   -----------          -----------

     End of period (including undistributed net investment income of $4,921
                    at November 30, 2000 and $20,054 at May 31, 2000) ........                     $10,757,016          $10,163,228
                                                                                                   ===========          ===========



(a) Unaudited.
(b) A summary of capital share activity follows:

                                                         ---------------------------------------------------------------------------
                                                                  Period ended                               Year ended
                                                              November 30, 2000 (a)                         May 31, 2000

                                                           Shares                Value               Shares                Value
                                                         ---------------------------------------------------------------------------

Shares sold ........................................         248,156          $ 2,572,811              411,852          $ 4,256,521

Shares issued for reinvestment of distributions ....               0                    0                  882                9,538
                                                         -----------          -----------          -----------          -----------

                                                             248,156            2,572,811              412,734            4,266,059

Shares redeemed ....................................         (58,942)            (601,118)            (252,058)          (2,699,202)
                                                         -----------          -----------          -----------          -----------

     Net increase ..................................         189,214          $ 1,971,693              160,676          $ 1,566,857
                                                         ===========          ===========          ===========          ===========





See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                         Period ended          Year ended          Period ended
                                                                         November 30,            May 31,              May 31,
                                                                           2000 (a)               2000               1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................................     $     10.25          $     10.36          $     10.00

      (Loss) income from investment operations
           Net investment (loss) income .............................           (0.02)                0.02                 0.02 (c)
           Net realized and unrealized (loss) gain on investments ...           (1.12)               (0.12)                0.35 (c)
                                                                          -----------          -----------          -----------

                Total from investment operations ....................           (1.14)               (0.10)                0.37
                                                                          -----------          -----------          -----------

      Distributions to shareholders from
           Net investment income ....................................            0.00                (0.01)               (0.01)
                                                                          -----------          -----------          -----------

Net asset value, end of period ......................................     $      9.11          $     10.25          $     10.36
                                                                          ===========          ===========          ===========


Total return ........................................................          (11.12)%              (0.98)%               3.76 %
                                                                          ===========          ===========          ===========


Ratios/supplemental data

      Net assets, end of period .....................................     $10,757,016          $10,163,228          $ 8,606,575
                                                                          ===========          ===========          ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ............            1.66 %(d)            1.84 %               2.68 %(d)
           After expense reimbursements and waived fees .............            1.60 %(d)            1.25 %               1.25 %(d)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ............           (0.30)%(d)           (0.37)%              (1.07)%(d)
           After expense reimbursements and waived fees .............           (0.26)%(d)            0.23 %               0.35 %(d)


      Portfolio turnover rate .......................................          175.35 %             113.59 %              45.51 %

(a) Unaudited.

(b) For the period from June 29, 1998 (commencement of operations) to May 31, 1999.

(c) Includes  undistributed  net investment income of $0.00 per share and undistributed net realized gains and unrealized  gains  of
    $0.00 per share, from June 1, 1998 (seed date) through June 29, 1998 (commencement of operations).

(d) Annualized.



See accompanying notes to financial statements

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                            SCM STRATEGIC GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The SCM Strategic Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of The SCM Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on April 18, 1998 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of realized and unrealized capital appreciation. Current income is of secondary importance. The Fund will seek to achieve this objective by investing primarily in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund was initially seeded on June 1, 1998, and commenced operations on June 29, 1998. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has a capital loss carryforward for federal income tax purposes of $394,389 which expires in the year 2007. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)
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                            SCM STRATEGIC GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Shanklin Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.85% of the Fund's average daily net assets.

         The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.60% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $3,346 for the period ended November 30, 2000.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.15% of the Fund's first $100 million of average daily net assets, and 0.125% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $20,831,196 and $18,857,630, respectively, for the period ended November 30, 2000.

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                                   SCM FUNDS
                                 P.O. Box 4365
                           Rocky Mount, NC 27803-0365